Related parties - Key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Short-term employee benefits	$ 5,864	$ 5,417	$ 3,637
Share-based compensation	9,371	200	189
Long-term employee benefits	$ 467	$ 385	$ 370